Leases - Schedule of lease liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Balance	₩ 72,788	₩ 84,326
Additions and others	70,716	67,102
Interest expense	3,343	3,656	₩ 3,664
Repayment of liabilities	(73,483)	(82,296)	(66,941)
Balance	₩ 73,364	₩ 72,788	₩ 84,326